Variable Interest Entities (Notes)	12 Months Ended
Dec. 31, 2016
Schedule of Variable Interest Entities [Abstract]
Variable Interest Entity Disclosure [Text Block]
VARIABLE INTEREST ENTITIES
In 2012, Pratt & Whitney, Rolls-Royce plc (Rolls-Royce), MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC), participants in the IAE International Aero Engines AG (IAE) collaboration, completed a restructuring of their interests in IAE. As a result of this transaction, Pratt & Whitney holds a 61% net interest in the collaboration and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 program through involvement with the collaborators. Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% net interest in the collaboration and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants. As such, we have determined that IAE and IAE LLC are variable interest entities with Pratt & Whitney the primary beneficiary. IAE and IAE LLC have, therefore, been consolidated. The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2016 and 2015 are as follows:

(dollars in millions)	2016	2015
Current assets	$2,722	$1,920
Noncurrent assets	1,334	1,102
Total assets	$4,056	$3,022
Current liabilities	$2,422	$1,931
Noncurrent liabilities	1,636	1,355
Total liabilities	$4,058	$3,286